REALM ACQUISITION (Tables)	12 Months Ended
Sep. 30, 2019
REALM ACQUISITION
Schedule of consideration transferred and net assets acquired

Consideration:
6,718,150 common shares	$15,989,197
Transaction costs	1,925,145

17,914,342

Net assets of Realm acquired:
Cash	22,244,248
Receivables and other current assets	240,000
Accounts payable and accrued liabilities	(2,236,952)

Total net assets	20,247,296

Gain on Realm Acquisition	$2,332,954